FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Impact of hedging instrument (Details) $ / $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) $ / $	Dec. 31, 2024 COP ($) $ / $
Cash flow hedges | Foreign currency risk | Forward exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount	169,069	6,614
Hedging instruments, asset	$ 0	$ 0
Hedging instrument, liability	0	0
Change in fair value used for measuring ineffectiveness for the period	$ (5,587)	$ (65)
Cash flow hedges | Interest rate risk | Interest rate swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount	0	188,000
Hedging instruments, asset	$ 0	$ 0
Hedging instrument, liability	0	0
Change in fair value used for measuring ineffectiveness for the period	$ 0	$ 281
Fair value hedges | Interest rate risk
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount | $ / $	14,176,500	134,000
Average fixed interest rate
Fair value hedges | Interest rate risk | Interest rate swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount	14,176,500	134,000
Hedging instruments, asset	$ 0	$ 0
Hedging instrument, liability	0	0
Change in fair value used for measuring ineffectiveness for the period	$ 160,036	$ (1,044)
Fair value hedges | Interest rate risk | Lower Limit
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Hedging instrument, maturity period	1 year
Fair value hedges | Interest rate risk | Upper Limit
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Hedging instrument, maturity period	3 years